IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 5,054	$ 4,552
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,703
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	553
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	573
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	180
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,045
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,210	607
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	149
Less than 1 month [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	15
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,045
1 - 3 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	276	263
1 - 3 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	241
1 - 3 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 3 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
1 - 3 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	30
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	333	292
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	270
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	12
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	45
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	326	321
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	275
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	45
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	286	279
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	232
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	7
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	45
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	610	737
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	566
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	35
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	880	850
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	741
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	46
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	93
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,133	$ 1,203
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	229
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	483
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 421